DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of debt
Debt of the Company consisted of the following:

	December 31,
	2021	2020
First lien term loan due November 17, 2028	$630,000	$—
Revolver	25,000	—
First lien note	—	541,969
Second lien note	—	145,000
Other	3,812	4,701
Less unamortized debt issuance costs	(13,264)	(16,684)

	645,548	674,986
Less current portion of long-term debt	(7,875)	(5,528)

	$637,673	$669,458

Future maturities of long-term debt and amortization of debt issuance cost
Future maturities of long-term debt and amortization of debt issuance costs as of December 31, 2021 are as follows:

	Debt	Debt Issuance Costs
2022	$8,774	$1,769
2023	7,207	1,817
2024	7,215	1,708
2025	7,391	1,912
2026	31,300	1,964
Thereafter	596,925	4,094

	$658,812	$13,264